General and Administrative (Tables)	6 Months Ended
Jun. 30, 2025
General and Administrative Expense [Abstract]
Schedule of general and administrative
	Six Months ended	Six Months ended
	June 30,	June 30,
	2025	2024
	USD thousands	USD thousands
Salaries, fees and related expenses	527	530
Professional services	653	557
Share-based compensation	223	92
Fees to directors	143	142
Directors' and Officers' Insurance	255	273
Lease and maintenance	27	26
Other expenses	141	116

	1,969	1,736